Subsequent Events (Details Narrative) - USD ($)		3 Months Ended		9 Months Ended
	Aug. 08, 2024	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
Stockholders' Equity, Reverse Stock Split				a 1-for-100 reverse stock split
Customer Advances and Deposits		$ 41,249		$ 41,249		$ 17,423
Prepaid Supplies		1,361,990		1,361,990		$ 163,948
Other Selling, General and Administrative Expense		31,993	$ 27,398	83,882	$ 52,296
Shipping and handling costs		75,003	58,141	177,697	149,898
Marketing and Advertising Expense		242,515	238,163	710,898	690,995
Research and Development Expense		68,617	145,111	228,782	316,369
Dividends and Interest Paid		$ 7,364	$ 20,627	$ 42,862	$ 61,881
Warrant [Member]
Stock Issued During Period, Shares, Conversion of Convertible Securities				6,353,509
Restricted Stock Units (RSUs) [Member]
Stock Issued During Period, Shares, Conversion of Convertible Securities				19,167
Common Units [Member]
Common Unit, Issued	33,402,000
Pre Funded Units [Member]
Common Unit, Issued	16,598,000
Series Awarrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Exercised	15,000,000
Series Bwarrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Exercised	7,500,000
Warrant [Member]
Sale of Stock, Price Per Share	$ 0.20
Pre Reverse Stock Split [Member]
Sale of Stock, Price Per Share	0.199
Option Indexed to Issuer's Equity, Strike Price	$ 0.001